Subsequent Event (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		Sep. 26, 2025 CNY (¥)	Jul. 23, 2025 shares	Jul. 07, 2025 $ / shares shares	Jul. 03, 2025 USD ($) $ / shares shares	Oct. 28, 2025	Aug. 27, 2025	Jul. 28, 2025 $ / shares shares	Jul. 18, 2025 $ / shares shares	Jun. 30, 2025 ¥ / shares shares		Jun. 30, 2025 $ / shares shares		Nov. 30, 2024 $ / shares	Jun. 30, 2024 ¥ / shares shares
Subsequent Event [Line Items]
Percentage of remaining per share purchase price					50.00%
Issue price of per share (in Dollars per share) | $ / shares					$ 1.5
Real Prospect Limited [Member] | Forecast [Member]
Subsequent Event [Line Items]
Equity securities						100.00%
Qingdao Youdian New Energy Technology Co., Ltd., [Member]
Subsequent Event [Line Items]
Equity interest										49.00%		49.00%
Puyi Group Limited [Member]
Subsequent Event [Line Items]
Equity interest		100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)				10,000,000
Share par value (in Dollars per share) | $ / shares				$ 0.4
Warrants purchase (in Shares)				20,000,000	20,000,000
Gross proceeds from issuance (in Dollars) | $					$ 21,000
Percentage of warrants exercisable					50.00%
Percentage of per share purchase price					200.00%
Percentage of shares exercisable					250.00%
Issue price of per share (in Dollars per share) | $ / shares				$ 3.156					$ 1.5
Cash consideration (in Yuan Renminbi) | ¥		¥ 70,000
Percentage of total issued of share			10.35%
Voting rights			48.55%
Subsequent Event [Member] | Carve Group Ltd [Member]
Subsequent Event [Line Items]
Equity securities							100.00%	100.00%
Subsequent Event [Member] | Real Prospect Limited [Member]
Subsequent Event [Line Items]
Equity securities									100.00%
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)	[1]									9,273,208		9,273,208			4,162,059
Share par value (in Dollars per share) | (per share)										¥ 0.09	[1]	$ 0.09	[1]	$ 2	¥ 0.09	[1]
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)			367,774					195,894,609	98,002,174
Share par value (in Dollars per share) | $ / shares					$ 2.08			$ 0.09	$ 0.09
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)										6,666,668		6,666,668
Share par value (in Dollars per share) | (per share)										¥ 0.09		$ 0.09			¥ 0.09
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)			1,275,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)					10,000,000
Share par value (in Dollars per share) | $ / shares					$ 0.09
Percentage of warrants exercisable				50.00%
Percentage of per share purchase price				200.00%
Percentage of remaining per share purchase price				50.00%
Percentage of shares exercisable				250.00%

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025